Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of assets and liabilities measured at fair value on a recurring basis

				Fair value at
				December
As of December 31, 2023	Level 1	Level 2	Level 3	31, 2023
Liabilities
Preferred shares forward contract liability	—	—	40,344	40,344

Schedule of cash and cash equivalents

Cash represents bank deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use.

	As of December 31,
	2022	2023
RMB denominated bank deposits with financial institutions in the PRC	11,109	10,098
US dollar denominated bank deposits with financial institutions in the PRC	61,742	37,170
Others denominated bank deposits with financial institutions in the PRC	2	32
Subtotal	72,853	47,300
US dollar denominated bank deposits with overseas financial institutions	26,334	46,522
RMB denominated bank deposits with overseas financial institutions	8	7
Others denominated bank deposits with overseas financial institutions	2,356	2,325
Total	101,551	96,154

Schedule of estimated useful lives	The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Mining equipment	1.5 years
Motor vehicles	5 years
Software	3 years

Schedule of revenue segregated by geographic region

The geographical region of revenue generated is based on the location where the customers based or the services were provided:

	For the Years Ended December 31,
Geographic region	2021	2022	2023
Mainland China	275,824	18,267	115,526
United States of America	48,461	93,921	28,101
Kazakhstan	110,272	57,546	24,571
Malaysia	—	119,337	15,326
Thailand	44,787	2,774	3,701
Indonesia	—	215,198	300
Canada	62,371	18,271	259
Australia	56,001	60,379	9
Cyprus	98,142	36,230	7
Other countries or regions	76,904	29,603	23,677
Total	772,762	651,526	211,477